Certain Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2013	2012
Laboratory equipment	$—	$3,778
Office and computer equipment	556	983
Purchased software	166	166
Furniture and fixtures	42	174
Leasehold improvements	2,534	2,534

Total	3,298	7,635
Less accumulated depreciation and amortization	(3,295)	(7,551)

Property and equipment, net	$3	$84

Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation	$518	$291
Accrued pre-clinical and clinical trial expenses	418	304
Accrued professional fees	782	285
Forward contract	453	—
Other accruals	80	110

Total accrued liabilities	$2,251	$990